Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Other Assets [Abstract]
Prepaid insurance premiums	$ 66,000	$ 62,000
Deposit on equipment		124,000
Inventory in transit		18,000
Other	29,000	24,000
Prepaid expenses and other current assets	$ 95,000	$ 228,000